Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 248,946	€ 282,719
Denominators:
Weighted average number of shares outstanding	292,878,085	297,842,343
Potentially dilutive shares	131,477	219,801
Basic earnings per share	€ 0.85	€ 0.95
Diluted earnings per share	€ 0.85	€ 0.95